TAXES ON INCOME (Schedule of Income before Income Tax, Domestic And Foreign) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Taxes on Income [Line Items]
Income before taxes on income	$ 144,481	$ 171,410	$ 110,059
Domestic Country [Member]
Taxes on Income [Line Items]
Income before taxes on income	131,111	122,952	67,192
Foreign Country [Member]
Taxes on Income [Line Items]
Income before taxes on income	$ 13,370	$ 48,458	$ 42,867